FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Schedule of committed maturities for liability payments

	Maturity
		More than 1	More than 2	More than 3	More than 5
Item	1 year	year up to 2	years up to 3	up to 4	years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bank debt	724,370	1,439,072	786,812	44,621	44,621
Bonds payable	42,979,308	41,194,718	41,041,811	314,179,008	585,387,621
Lease obligations	8,663,557	11,228,497	10,933,557	10,817,417	18,479,429
Contractual obligations	19,108,905	63,130,570	5,654,968	4,823,313	2,499,886
Total	71,476,140	116,992,857	58,417,148	329,864,359	606,411,557